Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Accrued interest on debt	$ 848	$ 946
Subtotal	15,257	12,220
Less current portion	(340)	(200)
Long-term debt	14,917	12,020
Long-term Debt 1
IfrsStatementLineItems [Line Items]
Debt	13,961	7,908
Long-term Debt 2
IfrsStatementLineItems [Line Items]
Debt	448	512
Long-term Debt 3
IfrsStatementLineItems [Line Items]
Debt	0	990
Long-term Debt 4
IfrsStatementLineItems [Line Items]
Debt	0	826
Long-term Debt 5
IfrsStatementLineItems [Line Items]
Debt	$ 0	$ 1,038